Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2022
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2022, and for the six and three months ended September 30, 2021 and 2022:

	Six months ended September 30, 2021
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,922	¥63	¥0	¥(74)	¥12	¥(1)	¥5,922	¥5,384	¥538
Overseas	470	(35)	0	0	3	(15)	423	423	0
Card loans
Japan	12,984	(122)	0	(443)	3	1	12,423	11,722	701
Other
Japan	8,359	2,675	0	(2,094)	4	0	8,944	6,186	2,758
Overseas	1,275	205	0	(414)	0	31	1,097	896	201
Installment loans to corporate borrowers:
Non-recourse loans
Japan	32	14	0	0	0	(1)	45	45	0
The Americas	3,450	(559)	0	0	0	37	2,928	2,694	234
Real estate companies
Japan	901	84	0	(3)	14	0	996	740	256
Overseas	1,539	(438)	0	0	0	8	1,109	1,109	0
Commercial, industrial companies
Japan	1,938	(64)	0	(147)	7	1	1,735	574	1,161
Overseas	18,763	1,116	0	(1,345)	29	110	18,673	14,093	4,580
Purchased loans *1	1,835	(86)	1,752	(1,811)	9	3	1,702	639	1,063
Net investment in leases:	16,522	672	0	(998)	10	37	16,243	12,758	3,485

Subtotal	73,990	3,525	1,752	(7,329)	91	211	72,240	57,263	14,977

Other financial assets measured at amortized cost *2	6,005	1,587	0	(573)	11	14	7,044	638	6,406

Total	¥79,995	¥5,112	¥1,752	¥(7,902)	¥102	¥225	¥79,284	¥57,901	¥21,383

	Three months ended September 30, 2021
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,877	¥82	¥0	¥(41)	¥5	¥(1)	¥5,922	¥5,384	¥538
Overseas	487	(50)	0	0	0	(14)	423	423	0
Card loans
Japan	12,562	61	0	(202)	2	0	12,423	11,722	701
Other
Japan	8,850	1,134	0	(1,042)	2	0	8,944	6,186	2,758
Overseas	1,187	103	0	(224)	0	31	1,097	896	201
Installment loans to corporate borrowers:
Non-recourse loans
Japan	31	15	0	0	0	(1)	45	45	0
The Americas	2,951	(65)	0	0	0	42	2,928	2,694	234
Real estate companies
Japan	905	86	0	(1)	6	0	996	740	256
Overseas	1,416	(316)	0	0	0	9	1,109	1,109	0
Commercial, industrial companies
Japan	1,795	80	0	(145)	4	1	1,735	574	1,161
Overseas	19,112	557	0	(1,135)	3	136	18,673	14,093	4,580
Purchased loans *1	1,815	(66)	1,537	(1,589)	7	(2)	1,702	639	1,063
Net investment in leases:	16,335	399	0	(521)	8	22	16,243	12,758	3,485

Subtotal	73,323	2,020	1,537	(4,900)	37	223	72,240	57,263	14,977

Other financial assets measured at amortized cost *2	6,216	866	0	(54)	7	9	7,044	638	6,406

Total	¥79,539	¥2,886	¥1,537	¥(4,954)	¥44	¥232	¥79,284	¥57,901	¥21,383

	March 31, 2022
	Millions of yen
	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥5,211	¥505
Overseas	455	455	0
Card loans
Japan	10,019	9,423	596
Other
Japan	5,204	2,946	2,258
Overseas	1,105	961	144
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	81	0
The Americas	2,691	1,836	855
Real estate companies
Japan	617	490	127
Overseas	735	735	0
Commercial, industrial companies
Japan	1,337	505	832
Overseas	18,296	13,367	4,929
Purchased loans *1	1,575	608	967
Net investment in leases:	16,303	12,480	3,823

Subtotal	64,134	49,098	15,036

Other financial assets measured at amortized cost *2	7,282	562	6,720

Total	¥71,416	¥49,660	¥21,756

	Six months ended September 30, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥(0)	¥0	¥(82)	¥13	¥1	¥5,648	¥5,153	¥495
Overseas	455	(2)	0	0	0	3	456	456	0
Card loans
Japan	10,019	228	0	(265)	4	0	9,986	9,357	629
Other
Japan	5,204	2,152	0	(865)	4	0	6,495	4,167	2,328
Overseas	1,105	286	0	(206)	0	137	1,322	1,187	135
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	1	0	0	0	0	82	82	0
The Americas	2,691	(944)	0	0	0	122	1,869	857	1,012
Real estate companies
Japan	617	(21)	0	0	13	1	610	489	121
Overseas	735	(98)	0	(14)	0	57	680	680	0
Commercial, industrial companies
Japan	1,337	256	0	(277)	7	0	1,323	475	848
Overseas	18,296	114	0	(1,825)	310	3,144	20,039	16,169	3,870
Purchased loans *1	1,575	(242)	2,095	(2,309)	56	12	1,187	563	624
Net investment in leases:	16,303	582	0	(1,430)	25	760	16,240	12,030	4,210

Subtotal	64,134	2,312	2,095	(7,273)	432	4,237	65,937	51,665	14,272

Other financial assets measured at amortized cost *2	7,282	157	0	(4,567)	15	334	3,221	629	2,592

Total	¥71,416	¥2,469	¥2,095	¥(11,840)	¥447	¥4,571	¥69,158	¥52,294	¥16,864

	Three months ended September 30, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,725	¥(80)	¥0	¥(3)	¥5	¥1	¥5,648	¥5,153	¥495
Overseas	471	1	0	0	0	(16)	456	456	0
Card loans
Japan	9,933	209	0	(158)	2	0	9,986	9,357	629
Other
Japan	5,915	1,038	0	(460)	2	0	6,495	4,167	2,328
Overseas	1,164	242	0	(140)	0	56	1,322	1,187	135
Installment loans to corporate borrowers:
Non-recourse loans
Japan	65	17	0	0	0	0	82	82	0
The Americas	2,235	(218)	0	0	0	(148)	1,869	857	1,012
Real estate companies
Japan	600	4	0	0	5	1	610	489	121
Overseas	630	54	0	(14)	0	10	680	680	0
Commercial, industrial companies
Japan	1,206	220	0	(107)	4	0	1,323	475	848
Overseas	18,720	78	0	(190)	281	1,150	20,039	16,169	3,870
Purchased loans *1	1,546	(214)	2,067	(2,261)	56	(7)	1,187	563	624
Net investment in leases:	16,665	123	0	(650)	18	84	16,240	12,030	4,210

Subtotal	64,875	1,474	2,067	(3,983)	373	1,131	65,937	51,665	14,272

Other financial assets measured at amortized cost *2	2,976	161	0	(31)	(12)	127	3,221	629	2,592

Total	¥67,851	¥1,635	¥2,067	¥(4,014)	¥361	¥1,258	¥69,158	¥52,294	¥16,864

Notes:	1.	Loans held for sale and policy loan receivables of an insurance entity are not scope to allowance for credit losses.
2.
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables”, and loans to affiliates included in “Investment in affiliates” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of
 ¥2,106
million and
 ¥1,674
million during the six months ended September 30, 2021 and 2022, provisions of
 ¥2,361
million and
 ¥1,426 million during the three months ended September 30, 2021 and 2022, respectively. “Allowance for credit losses” on the consolidated balance sheets amounted to ¥69,459 million and ¥66,975 million as of March 31, 2022 and September 30, 2022, respectively. The reconciliation between the above table and the amounts reported on the consolidated financial statements during the six and three months ended September 30, 2021 and 2022, and as of March 31, 2022 and September 30, 2022 are as follows:

	Millions of yen
	Six months ended September 30, 2021	Three months ended September 30, 2021	March 31, 2022	Six months ended September 30, 2022	Three months ended September 30, 2022	September 30, 2022
Net investment in leases	¥672	¥399	¥16,303	¥582	¥123	¥16,240
Installment loans	2,853	1,621	47,831	1,730	1,351	49,697

Subtotal in the above table	3,525	2,020	64,134	2,312	1,474	65,937

Other financial assets measured at amortized cost	1,587	866	7,282	157	161	3,221

Total in the above table	5,112	2,886	71,416	2,469	1,635	69,158

Off-balance sheet credit exposures *3(a)	(2,369)	(468)	0	(868)	(225)	0
Available-for-sale debt securities *3(b)	0	0	0	(5)	0	0
Less: Loans to affiliates *3(c)	(637)	(57)	(1,957)	78	16	(2,183)

Amount reported on the consolidated financial statements	¥2,106	¥2,361	¥69,459	¥1,674	¥1,426	¥66,975

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥22,120 million and ¥22,023 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥153 million and ¥172 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were a provision of
 ¥637
million and a reversal of
 ¥78
million during the six months ended September 30, 2021 and 2022, a provision of
¥57
million and a reversal of
 ¥16 million during the three months ended September 30, 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,957 million and ¥2,183 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.

*4
Included in Charge-off in write-offs of purchased loans at acquisition date were
 ¥1,752 million and ¥2,095
million during the six months ended September 30, 2021 and 2022,
¥1,537 million and ¥2,067
million during the three months ended September 30, 2021 and 2022, respectively.

*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

Summary of disclosure in tabular form of allowances for credit losses and provision for credit losses

	Millions of yen
	Six months ended September 30, 2021	Three months ended September 30, 2021	March 31, 2022	Six months ended September 30, 2022	Three months ended September 30, 2022	September 30, 2022
Net investment in leases	¥672	¥399	¥16,303	¥582	¥123	¥16,240
Installment loans	2,853	1,621	47,831	1,730	1,351	49,697

Subtotal in the above table	3,525	2,020	64,134	2,312	1,474	65,937

Other financial assets measured at amortized cost	1,587	866	7,282	157	161	3,221

Total in the above table	5,112	2,886	71,416	2,469	1,635	69,158

Off-balance sheet credit exposures *3(a)	(2,369)	(468)	0	(868)	(225)	0
Available-for-sale debt securities *3(b)	0	0	0	(5)	0	0
Less: Loans to affiliates *3(c)	(637)	(57)	(1,957)	78	16	(2,183)

Amount reported on the consolidated financial statements	¥2,106	¥2,361	¥69,459	¥1,674	¥1,426	¥66,975

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥22,120 million and ¥22,023 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥153 million and ¥172 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were a provision of
 ¥637
million and a reversal of
 ¥78
million during the six months ended September 30, 2021 and 2022, a provision of
¥57
million and a reversal of
 ¥16 million during the three months ended September 30, 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,957 million and ¥2,183 million as of March 31, 2022 and September 30, 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.

Summary of purchased loans
The following table provides information about purchased loans which were acquired for the six and three months ended September 30, 2021 and 2022:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Purchase price	¥1,420	¥1,940
Allowance for credit losses at acquisition date	1,752	2,095
Discount or premium attributable to other factors	122	226

Par value	¥3,294	¥4,261

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Purchase price	¥460	¥1,537
Allowance for credit losses at acquisition date	1,537	2,067
Discount or premium attributable to other factors	30	208

Par value	¥2,027	¥3,812

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2022 and September 30, 2022. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2022
Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2022	2021	2020	2019	2018	Prior	Total
Consumer borrowers:
Performing	¥322,924	¥314,935	¥387,988	¥314,163	¥202,309	¥595,321	¥2,137,640
Non-Performing	8,282	4,595	3,852	2,098	961	11,915	¥31,703

Real estate loans
Performing	302,695	309,893	382,612	311,959	198,974	594,612	¥2,100,745
Non-Performing	26	94	489	380	222	11,474	¥12,685
Other*
Performing	20,229	5,042	5,376	2,204	3,335	709	¥36,895
Non-Performing	8,256	4,501	3,363	1,718	739	441	¥19,018
Corporate borrowers:
Performing	487,433	188,634	283,950	127,128	96,851	111,640	¥1,295,636
Non-Performing	412	3,184	4,138	4,747	14,562	21,000	¥48,043

Non-recourse loans
Japan
Performing	26,991	6,686	24,244	5,256	2,750	8,158	¥74,085
The Americas
Performing	0	5,547	51,467	11,744	7,721	1,397	¥77,876
Non-Performing	0	64	0	1,587	0	1,391	¥3,042
Other than non-recourse loans
Real estate companies in Japan
Performing	102,719	48,420	37,845	28,727	24,481	34,111	¥276,303
Non-Performing	0	245	938	71	0	1,050	¥2,304
Real estate companies in overseas
Performing	24,104	26,751	41,644	2,256	5,478	740	¥100,973
Non-Performing	0	0	0	371	12,790	7,717	¥20,878
Commercial, industrial and other companies in Japan
Performing	75,273	24,808	26,748	13,746	6,457	13,806	¥160,838
Non-Performing	156	457	1,392	124	392	773	¥3,294
Commercial, industrial and other companies in overseas
Performing	258,346	76,422	102,002	65,399	49,964	53,428	¥605,561
Non-Performing	256	2,418	1,808	2,594	1,380	10,069	¥18,525
Purchased loans:
Performing	0	0	24	281	1,072	10,885	¥12,262
Non-Performing	0	0	0	0	0	1,485	¥1,485

Net investment in leases:
Performing	328,428	249,106	190,125	113,190	77,683	80,217	¥1,038,749
Non-Performing	2,608	2,899	3,474	2,787	2,178	5,278	¥19,224

Japan
Performing	119,538	154,757	133,589	91,691	68,087	78,283	¥645,945
Non-Performing	402	605	1,044	1,103	1,247	2,109	¥6,510
Overseas
Performing	208,890	94,349	56,536	21,499	9,596	1,934	¥392,804
Non-Performing	2,206	2,294	2,430	1,684	931	3,169	¥12,714
Other financial assets measured at amortized cost
Performing	14,287	2,220	345	0	817	17,743	¥35,412
Non-Performing	0	0	58	0	1,586	0	¥1,644

Total (excluding revolving repayment card loans)
Performing	¥1,153,072	¥754,895	¥862,432	¥554,762	¥378,732	¥815,806	¥4,519,699
Non-Performing	¥11,302	¥10,678	¥11,522	¥9,632	¥19,287	¥39,678	¥102,099

September 30, 2022
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2023	2022	2021	2020	2019	Prior
Consumer borrowers:
Performing	¥199,452	¥235,815	¥300,255	¥376,894	¥304,989	¥718,803	¥2,136,208
Non-Performing	6,128	6,361	3,649	3,167	1,542	13,164	¥34,011

Real estate loans
Performing	182,957	219,738	296,600	373,800	303,520	715,494	¥2,092,109
Non-Performing	3	71	171	700	290	12,383	¥13,618
Other*
Performing	16,495	16,077	3,655	3,094	1,469	3,309	¥44,099
Non-Performing	6,125	6,290	3,478	2,467	1,252	781	¥20,393
Corporate borrowers:
Performing	222,517	432,629	155,614	231,115	135,561	175,726	¥1,353,162
Non-Performing	245	6,830	4,135	3,401	2,683	29,721	¥47,015

Non-recourse loans
Japan
Performing	9,936	19,468	6,695	24,152	5,230	7,903	¥73,384
The Americas
Performing	1,795	0	5,611	32,998	13,899	1,372	¥55,675
Non-Performing	0	0	75	0	0	3,715	¥3,790
Other than non-recourse loans
Real estate companies in Japan
Performing	60,825	66,814	40,333	30,886	24,834	52,311	¥276,003
Non-Performing	0	233	0	987	68	1,189	¥2,477
Real estate companies in overseas
Performing	30,490	15,249	9,450	11,751	2,558	1,300	¥70,798
Non-Performing	0	0	803	0	439	13,825	¥15,067
Commercial, industrial and other companies in Japan
Performing	35,852	45,863	19,727	22,291	11,618	16,822	¥152,173
Non-Performing	226	126	449	554	166	619	¥2,140
Commercial, industrial and other companies in overseas
Performing	83,619	285,235	73,798	109,037	77,422	96,018	¥725,129
Non-Performing	19	6,471	2,808	1,860	2,010	10,373	¥23,541
Purchased loans:
Performing	0	399	0	23	573	12,257	¥13,252
Non-Performing	0	0	0	0	0	1,066	¥1,066

Net investment in leases:
Performing	239,698	331,966	179,392	138,148	74,088	99,260	¥1,062,552
Non-Performing	1,855	3,933	2,866	2,869	2,480	6,388	¥20,391

Japan
Performing	99,873	157,370	116,101	99,783	60,709	92,728	¥626,564
Non-Performing	36	475	643	941	880	2,695	¥5,670
Overseas
Performing	139,825	174,596	63,291	38,365	13,379	6,532	¥435,988
Non-Performing	1,819	3,458	2,223	1,928	1,600	3,693	¥14,721
Other financial assets measured at amortized cost
Performing	2,830	0	2,091	316	0	33,859	¥39,096
Non-Performing	0	0	0	0	0	1,876	¥1,876

Total (excluding revolving repayment card loans)
Performing	¥664,497	¥1,000,809	¥637,352	¥746,496	¥515,211	¥1,039,905	¥4,604,270
Non-Performing	8,228	17,124	10,650	9,437	6,705	52,215	¥104,359

Note: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.

*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.

Summary of revolving repayment card loans
The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2022 and September 30, 2022 are as follows:

	March 31, 2022
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥169,601	¥0	¥169,601	¥4,519,699	¥4,689,300

Non-Performing	671	3,415	4,086	102,099	¥106,185

	September 30, 2022
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥164,652	¥0	¥164,652	¥4,604,270	¥4,768,922

Non-Performing	1,054	3,473	4,527	104,359	¥108,886

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of March 31, 2022 and September 30, 2022:

	March 31, 2022
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,183	¥5,637	¥9,820	¥2,343,030
	Real estate loans	1,473	2,262	3,735	2,113,430
	Card loans	371	503	874	173,687
	Other	2,339	2,872	5,211	55,913
Corporate borrowers		20,840	31,935	52,775	1,343,679
Non-recourse loans	Japan	0	0	0	74,085
	The Americas	514	3,042	3,556	80,918
Other than Non-recourse loans	Real estate companies in Japan	578	350	928	278,607
	Real estate companies in overseas	16,113	20,879	36,992	121,851
	Commercial, industrial and other companies in Japan	1,243	1,268	2,511	164,132
	Commercial, industrial and other companies in overseas	2,392	6,396	8,788	624,086
Net investment in leases		9,322	17,746	27,068	1,057,973
	Japan	2,252	5,782	8,034	652,455
	Overseas	7,070	11,964	19,034	405,518

Total		¥34,345	¥55,318	¥89,663	¥4,744,682

	September 30, 2022
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,492	¥7,916	¥11,408	¥2,339,398
	Real estate loans	961	2,459	3,420	2,105,727
	Card loans	428	905	1,333	169,179
	Other	2,103	4,552	6,655	64,492
Corporate borrowers		5,202	23,377	28,579	1,400,177
Non-recourse loans	Japan	0	0	0	73,384
	The Americas	0	1,722	1,722	59,465
Other than Non-recourse loans	Real estate companies in Japan	194	291	485	278,480
	Real estate companies in overseas	0	15,067	15,067	85,865
	Commercial, industrial and other companies in Japan	1,448	1,323	2,771	154,313
	Commercial, industrial and other companies in overseas	3,560	4,974	8,534	748,670
Net investment in leases		14,836	19,043	33,879	1,082,943
	Japan	3,698	4,930	8,628	632,234
	Overseas	11,138	14,113	25,251	450,709

Total		¥23,530	¥50,336	¥73,866	¥4,822,518

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of March 31, 2022 and September 30, 2022:

		March 31, 2022
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,976	¥1,824	¥193	¥21
	Overseas	570	475	0	129
Card loans	Japan	1,115	503	35	0
Other
	Japan	5,970	2,391	208	0
	Overseas	691	519	0	39
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	10,148	8,787	0	0
Real estate companies
	Japan	778	351	51	61
	Overseas	14,505	20,879	0	0
Commercial, industrial companies and other
	Japan	1,993	1,267	91	28
	Overseas	26,396	18,634	112	4,018
Net investment in leases		17,166	17,771	0	0

Total		¥81,308	¥73,401	¥690	¥4,296

		September 30, 2022
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,824	¥2,013	¥116	¥225
	Overseas	475	498	0	153
Card loans	Japan	503	907	16	0
Other
	Japan	2,391	4,043	94	11
	Overseas	519	551	0	0
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	8,787	3,156	0	0
Real estate companies
	Japan	351	291	31	76
	Overseas	20,879	15,067	0	0
Commercial, industrial companies and other
	Japan	1,267	1,323	25	72
	Overseas	18,634	24,255	0	2,320
Net investment in leases		17,771	20,487	0	0

Total		¥73,401	¥72,591	¥282	¥2,857

Summary of troubled debt restructurings of financing receivables
The following table provides information about troubled debt restructurings of financing receivables that occurred during the six and three months ended September 30, 2021 and 2022:

Six months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥4,047	¥3,061
	Real estate loans	4	1
	Card loans	691	528
	Other	3,352	2,532
Corporate borrowers		4,996	4,866
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,996	4,866

Total		¥9,043	¥7,927

Six months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥3,979	¥3,175
	Real estate loans	5	3
	Card loans	713	619
	Other	3,261	2,553
Corporate borrowers		8,213	8,212
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	8,213	8,212

Total		¥12,192	¥11,387

Three months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,903	¥1,389
	Real estate loans	4	1
	Card loans	339	257
	Other	1,560	1,131
Corporate borrowers		4,988	4,862
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,988	4,862

Total		¥6,891	¥6,251

Three months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,938	¥1,527
	Real estate loans	5	3
	Card loans	332	284
	Other	1,601	1,240
Corporate borrowers		2,582	2,582
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	2,582	2,582

Total		¥4,520	¥4,109

Summary of financing receivables modified as troubled debt restructurings
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2021 and for which there was a payment default during the six and three months ended September 30, 2021:

Six months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥329
	Card loans	4
	Other	325

Total		¥329

Three months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥19
	Card loans	2
	Other	17

Total		¥19

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2022 and for which there was a payment default during the six and three months ended September 30, 2022:

Six months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥395
	Card loans	7
	Other	388
Corporate borrowers		1,671
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1,671

Total		¥2,066

Three months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥208
	Card loans	3
	Other	205
Corporate borrowers		¥1,671
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1,671

Total		¥1,879